Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform Act and Consumer Protection Act and Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to executive officers of the Company and the Company’s financial performance.

A.	Required Tabular Disclosure of Compensation Actually Paid versus Performance

The following table discloses information on "compensation actually paid" or "CAP" (as determined pursuant to SEC rules) to our principal executive officer ("PEO") and (on average) to our other Named Executive Officers ("non-PEO NEOs") during the specified years alongside total shareholder return and net income, as well as the Company-selected measure of Company adjusted EBITDA, as defined under the 2023 Cash Incentive Bonus Plan ("2023 Incentive Plan Company Adjusted EBITDA"). The Company selected this measure as the most important in linking compensation actually paid to our Named Executive Officers for 2023 to Company performance by virtue of the fact that the 2023 Cash Incentive Bonus Plan was a key component of our 2023 executive compensation program, and 2023 Incentive Plan Company Adjusted EBITDA was the sole metric for determining achievement under the 2023 Cash Incentive Bonus Plan for all of our Named Executive Officers. Moreover, this same measure (adjusted EBITDA, calculated in the same manner as 2023 Incentive Plan Company Adjusted EBITDA) was the sole metric for determining achievement under the performance-based RSUs granted to certain of our Named Executive Officers (Michael Sousa, Michael M. Collier, Scott A. Roberts, and Trisha Coady) in 2022 and 2023, as applicable, which were eligible for vesting based on performance during the year ended December 31, 2023.

					Value of initial fixed $100 investment based on(3):
Year(1)	Summary compensation table total for PEO	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs	Average compensation actually paid to non-PEO NEOs(2)	Total shareholder return	Peer group total shareholder return (Dow Jones US Software TSM)	Net Income(4)	Company-selected measure: Adjusted EBITDA(5)
2023	$727,109	$787,761	$795,497	$853,601	$99.78	$207.07	$15,213,000	$61,295,000
2022	749,901	735,100	811,303	787,891	91.32	129.99	12,091,000	53,192,000
2021	641,950	714,120	746,776	827,431	96.91	194.54	5,845,000	52,315,000
2020	577,378	499,881	643,007	512,716	80.29	147.65	14,091,000	49,248,000

(1)

Non-PEO NEOs in the table above include the following individuals: for 2020, J. Edward Pearson, Michael Sousa, Scott A. Roberts, and Michael M. Collier; for 2021, J. Edward Pearson, Michael Sousa, Scott A. Roberts, and Kevin P. O'Hara; for 2022, J. Edward Pearson, Michael Sousa, Scott A. Roberts, and Trisha L. Coady; and for 2023, Michael Sousa, Michael M. Collier, Scott A. Roberts, and Trisha L. Coady. Our principal executive officer for each of the years set forth above was Robert A. Frist, Jr.

PEO Total Compensation Amount	$ 727,109	$ 749,901	$ 641,950	$ 577,378
PEO Actually Paid Compensation Amount	$ 787,761	735,100	714,120	499,881
Adjustment To PEO Compensation, Footnote
(2)	Adjustments made to calculate "compensation actually paid" pursuant to the SEC rules to our principal executive officer for the years set forth below are as follows:

PEO	2023	2022	2021	2020
Total Compensation in SCT	$727,109	$749,901	$641,950	$577,378
Less: Grant date value of stock awards and option awards reported in SCT	(150,006)	(205,336)	(131,548)	(131,538)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	172,235	240,128	150,700	125,121
Plus/(less): Change in fair value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	30,524	(15,580)	44,436	(49,365)
Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	7,899	(34,013)	8,582	(21,715)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	—
Total Adjustments	60,652	(14,801)	72,170	(77,497)
Compensation Actually Paid	$787,761	$735,100	$714,120	$499,881

Non-PEO NEO Average Total Compensation Amount	$ 795,497	811,303	746,776	643,007
Non-PEO NEO Average Compensation Actually Paid Amount	$ 853,601	787,891	827,431	512,716
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments made to calculate “compensation actually paid” pursuant to the SEC rules to our named executive officers (other than our principal executive officer) on average for the years set forth below are as follows:

Average of Non-PEO NEOs	2023	2022	2021	2020
Total Compensation in SCT	$795,497	$811,303	$746,776	$643,007
Less: Grant date value of stock awards and option awards reported in SCT	(286,382)	(343,069)	(316,719)	(281,764)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	310,886	273,103	359,083	232,033
Plus/(less): Change in fair value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	26,078	115,132	29,252	(46,332)
Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	7,522	(68,578)	9,039	(34,228)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	—	—
Total Adjustments	58,104	(23,412)	80,655	(130,291)
Compensation Actually Paid	$853,601	$787,891	$827,431	$512,716

(3)

Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019 in our stock and the Dow Jones US Software TSM index. The Dow Jones US Software TSM index was the index that was disclosed in our performance graph in Part II, Item 5 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed on February 26, 2024 pursuant to Item 201(e) of Regulation S-K.

(4)	Reflects after-tax net income prepared in accordance with GAAP for each of the years shown above.

(5)

Adjusted EBITDA as defined under the Company’s 2023 cash incentive bonus plan, or 2023 Incentive Plan Company Adjusted EBITDA, equals the Company’s consolidated adjusted EBITDA for the year ended December 31, 2023 as publicly disclosed by the Company, subject to the following adjustments: (i) excluding acquisition-related expenses incurred during the year to the extent such expenses were in excess of the amount originally allocated to such purpose in the Company's 2023 budget, and (ii) excluding the impact on adjusted EBITDA from acquisitions and divestitures consummated during the year. For purposes of clarity, the calculation of consolidated adjusted EBITDA as publicly disclosed by the Company, as well as 2023 Incentive Plan Company Adjusted EBITDA, takes into account any bonus amounts payable by the Company under the 2023 Cash Incentive Bonus Plan. See Appendix A for additional information regarding adjusted EBITDA as publicly disclosed by the Company, including a reconciliation of adjusted EBITDA for the year ended December 31, 2023, to the most comparable GAAP measure, net income.

Compensation Actually Paid vs. Total Shareholder Return
C.	Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

The following graphs illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and cumulative total shareholder returns of the Dow Jones US Software TSM index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with the SEC rules and may not fully represent the actual final amount of compensation earned by or actually paid to our Named Executive Officers during the applicable years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
B.	Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance

The Company has determined that the Company-Selected Measure, 2023 Incentive Plan Company Adjusted EBITDA, is the only measure that would constitute one of the most important financial measures (as defined by SEC rules) used by the Company to link compensation actually paid to our Named Executive Officers for 2023 to Company performance. See footnote (5) in the chart set forth above and the “Compensation Discussion and Analysis” above for additional information regarding 2023 Incentive Plan Company Adjusted EBITDA. Further, this same measure (adjusted EBITDA, calculated in the same manner as 2023 Incentive Plan Company Adjusted EBITDA) was the sole metric for determining achievement under the performance-based RSUs granted to certain of our Named Executive Officers (Michael Sousa, Michael M. Collier, Scott A. Roberts, and Trisha Coady) in 2022 and 2023, as applicable, which were eligible for vesting based on performance during the year ended December 31, 2023.

2023 Most Important Financial Performance Measures

● Adjusted EBITDA (as calculated under the 2023 cash incentive bonus plan)

Total Shareholder Return Amount	$ 99.78	91.32	96.91	80.29
Peer Group Total Shareholder Return Amount	207.07	129.99	194.54	147.65
Net Income (Loss)	$ 15,213,000	$ 12,091,000	$ 5,845,000	$ 14,091,000
Company Selected Measure Amount	61,295,000	53,192,000	52,315,000	49,248,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO Less: Grant date value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (150,006)	$ (205,336)	$ (131,548)	$ (131,538)
PEO Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	172,235	240,128	150,700	125,121
PEO Plus/(less): Change in fair value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,524	(15,580)	44,436	(49,365)
PEO Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,899	(34,013)	8,582	(21,715)
PEO Less Prior Year-End Value Of Awards Granted In A Prior Year That Failed To Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,652	(14,801)	72,170	(77,497)
NEO Less: Grant date value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,382)	(343,069)	(316,719)	(281,764)
NEO Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,886	273,103	359,083	232,033
NEO Plus/(less): Change in fair value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,078	115,132	29,252	(46,332)
NEO Plus/(less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,522	(68,578)	9,039	(34,228)
NEO Less Prior Year-End Value Of Awards Granted In A Prior Year That Failed To Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 58,104	$ (23,412)	$ 80,655	$ (130,291)